LEASES (Tables)	12 Months Ended
Dec. 31, 2023
LEASES
Schedule of components of lease expense

	Years ended December 31,
	2022	2023

Operating lease expense	$4,314	$2,348

Schedule of supplemental cash flow information

	Years ended December 31,
	2022	2023

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$2,363	$1,451

Schedule of lease terms and discount rates

	Years ended December 31,
	2022	2023
Weighted-average Remaining Lease Term
Operating leases	3.16 Years	2.20 Years
Weighted-average Discount Rate	—	—
Operating leases	4.25%	4.25%

Schedule of maturities of lease liabilities

As of December 31, 2023, maturities of lease liabilities were as follows:

Amount

2024	$4,176
2025	2,415
2026	465
2027	31
2028	8
Thereafter	—
Total lease payments	7,095
Less: interest	(260)
Total	6,835
Less: current portion	(2,486)
Non-current portion	$4,349